Commitments and Contingencies - Future Minimum Payments for Contractual Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Contractual Commitments
2015	$ 10,465
2016	6,382
2017	4,464
2018	4,232
2019	4,092
Thereafter	4,092
Total commitments	$ 33,727